CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Preferred Stock	Common Stock [Member]	Treasury Stock	Additional Paid-In Capital	Subscription Receivable	Accumulated Deficit	Total
Beginning balance, shares at Mar. 31, 2019	10,000	518,105	11,158
Beginning balance, value at Mar. 31, 2019	$ 100	$ 5,181	$ (46,580)	$ 8,861,564	$ (53,205)	$ (8,842,254)	$ (75,194)
Treasury stock purchased, shares			3,018
Treasury stock purchased, value			$ (13,815)				(13,815)
Net loss						(396,763)	(396,763)
Ending balance, shares at Dec. 31, 2019	10,000	518,105	14,176
Ending balance, value at Dec. 31, 2019	$ 100	$ 5,181	$ (60,395)	8,861,564	(53,205)	(9,239,017)	(485,772)
Beginning balance, shares at Mar. 31, 2019	10,000	518,105	11,158
Beginning balance, value at Mar. 31, 2019	$ 100	$ 5,181	$ (46,580)	8,861,564	(53,205)	(8,842,254)	(75,194)
Ending balance, shares at Mar. 31, 2020	13,500	1,667,658	14,176
Ending balance, value at Mar. 31, 2020	$ 135	$ 167	$ (60,395)	9,503,673	(48,718)	(48,718)	63,609
Beginning balance, shares at Sep. 30, 2019	10,000	518,105	14,176
Beginning balance, value at Sep. 30, 2019	$ 100	$ 5,181	$ (60,395)	8,861,564	(53,205)	(8,991,752)	(238,507)
Net loss						(247,265)	(247,265)
Ending balance, shares at Dec. 31, 2019	10,000	518,105	14,176
Ending balance, value at Dec. 31, 2019	$ 100	$ 5,181	$ (60,395)	8,861,564	(53,205)	(9,239,017)	(485,772)
Share issuance -reverse split round-up, shares
Ending balance, shares at Sep. 30, 2020	13,500	1,668,049	14,176
Ending balance, value at Sep. 30, 2020	$ 135	$ 167	$ (60,395)	9,523,420	(48,718)	(9,469,510)	(54,901)
Beginning balance, shares at Mar. 31, 2020	13,500	1,667,658	14,176
Beginning balance, value at Mar. 31, 2020	$ 135	$ 167	$ (60,395)	9,503,673	(48,718)	(48,718)	63,609
Contribution from shareholders				19,747			19,747
Reverse take-over transaction costs				(254,024)			(254,024)
Share issuance -reverse split round-up, shares		391
Share issuance -reverse split round-up, value
Preferred shares issued, shares	900,000
Preferred shares issued, value	$ 90			(90)
Common shares issued, shares		20,000
Common shares issued, value		$ 2		19,998			20,000
Net loss						(222,048)	(222,048)
Ending balance, shares at Dec. 31, 2020	913,500	1,688,049	14,176
Ending balance, value at Dec. 31, 2020	$ 225	$ 169	$ (60,395)	9,289,304	(48,718)	(9,553,301)	(372,716)
Beginning balance, shares at Sep. 30, 2020	13,500	1,668,049	14,176
Beginning balance, value at Sep. 30, 2020	$ 135	$ 167	$ (60,395)	9,523,420	(48,718)	(9,469,510)	(54,901)
Reverse take-over transaction costs				(254,024)			(254,024)
Preferred shares issued, shares	900,000
Preferred shares issued, value	$ 90			(90)
Common shares issued, shares		20,000
Common shares issued, value		$ 2		19,998			20,000
Net loss						(83,791)	(83,791)
Ending balance, shares at Dec. 31, 2020	913,500	1,688,049	14,176
Ending balance, value at Dec. 31, 2020	$ 225	$ 169	$ (60,395)	$ 9,289,304	$ (48,718)	$ (9,553,301)	$ (372,716)